Equity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Investments [Abstract]
Equity Earnings (Losses) and Dividends Received

	Equity income (loss)	Dividends received
(Dollars in millions)
2011	$0.2	$0.0
2010	0.0	0.0
2009	(1.5)	0.5